Share-Based Compensation and Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 337,501	$ 501,423	$ 1,510,005	$ 2,551,959
Option granted	0
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation			1,510,005	2,930,838
Stock Options [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock isued for stock-based compensation	36,515	1,000,833
Stock-based compensation	$ 337,500	$ 501,423	3,299
Consulting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 300,000	$ 1,908,001	$ 19,998